Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Loss Per Share [Abstract]
Schedule of number of shares and loss
	Year ended December 31,
	2018		2017		2016
	Weighted number of shares	Loss	Weighted number of shares	Loss	Weighted number of shares	Loss
	USD		USD		USD

Number of shares and loss used in the computation of basic and diluted loss per share	38,902,214	6,571	32,525,138	6,339	27,692,668	8,257